Equity accounted investees (Tables)	12 Months Ended
Sep. 30, 2023
Equity accounted investees
Summary of equity accounted investees

Investment in
Joint Venture
$'000
Cost
At 1 October 2020	32
Additions	—
Foreign exchange on translation	2
At 30 September 2021	34
Additions	—
Foreign exchange on translation	(6)
At 30 September 2022	28
Additions	—
Foreign exchange on translation	2
At 30 September 2023	30